Derivatives Instruments (Realized and Unrealized Gains (Losses) with Respect to Other derivatives) (Details) shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($) shares
Derivative Instruments, Gain (Loss) [Line Items]
Equity derivative hedges, return of shares | shares			2.8
Combined notional amount			$ 100
Foreign exchange forwards
Derivative Instruments, Gain (Loss) [Line Items]
Total gains (losses) in net income	$ 13	$ 0
Foreign exchange forwards | Operating, maintenance and general expense
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain on equity derivatives	0	0
Total gains (losses) in net income	0	0
Foreign exchange forwards | Other income (expense), net
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain on equity derivatives	15	0
Total gains (losses) in net income	(2)	0
Equity derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Total gains (losses) in net income	(4)	28
Equity derivatives | Operating, maintenance and general expense
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain on equity derivatives	(1)	1
Total gains (losses) in net income	(3)	27
Equity derivatives | Other income (expense), net
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain on equity derivatives	0	0
Total gains (losses) in net income	$ 0	$ 0